Taxation (Tables)	12 Months Ended
Dec. 31, 2014
TAXATION [Abstract]
Composition of Income Tax Expense

	For the year ended December 31, (in thousands)
	2012	2013	2014
Loss from foreign entities	$(17,283)	$(35,175)	$(48,460)
Income from PRC entities	378,284	357,980	29,794

Income (loss) before income tax expenses	$361,001	$322,805	$(18,666)
Current income tax expense	$55,995	$28,909	$21,930
Deferred tax	9,718	5,382	(20,965)

Income tax expenses applicable to PRC entities	$65,713	$34,291	$965
Foreign withholding tax expense	1,692	2,092	1,528

Income tax expense	$67,405	$36,383	$2,493

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate

	For the year ended December 31,
	2012	2013	2014
Statutory CIT rate	25.0%	25.0%	25.0%
Effect of tax holidays	(10.9)%	(19.5)%	115.8%
Tax differential from statutory rate applicable to overseas subsidiaries	0.5%	1.2%	(37.9)%
Effect of withholding taxes	3.7%	2.7%	(26.7)%
Changes in valuation allowance	2.6%	2.4%	(69.5)%
Other permanent book-tax differences	(2.2)%	(0.5)%	(20.1)%

Effective CIT rate	18.7%	11.3%	(13.4)%

Combined Effects of Income Tax Expense Exemption and Reduction

	For the year ended December 31,
	2012	2013	2014
Tax holiday effect	$39,451	$62,893	$21,619
Basic earnings per share	$0.37	$0.59	$0.20

Deferred Tax Assets and Liabilities

	As of December 31, (in thousands)
	2013	2014
Deferred tax assets
Net operating loss from operations	$33,830	$61,450
Intangible assets	2,775	2,261
Accrued salary and benefits	5,366	7,871
Others	2,194	3,471

Total deferred tax assets	44,165	75,053
Less: Valuation allowance	(38,464)	(51,431)

Net deferred tax assets	$5,701	$23,622

Deferred tax liability
Related to acquired intangible assets	$8,301	$1,805
Withholding tax related to distribution of dividend	18,814	22,356
VAT refund	4,033	3,943

Net deferred tax liabilities	$31,148	$28,104